EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY
Net income for the year	$ 4,461,461	$ 1,895,581
Weighted average number of common shares outstanding - basic	501,993,000	499,904,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	625,000	567,000
Add: Dilutive impact of employee stock options	816,000	390,000
Weighted average number of common shares outstanding - diluted	503,434,000	500,861,000
Net income per share - basic	$ 8.89	$ 3.79
Net income per share - diluted	$ 8.86	$ 3.78
Anti-dilutive employee stock options	0	0